Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	NETWORK 1 TECHNOLOGIES INC
Entity Central Index Key	0001065078
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	25,854,548
Entity Public Float	$ 0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013